Revenue - Disaggregation of Revenue (Details) - CAD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	$ 173,688 [1]	$ 270,281
Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	42,850	46,958
Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	107,785	176,161
Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	2,371	2,403
Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	20,682	44,759
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	128,187	165,221
Canada | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	42,850	46,958
Canada | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	72,117	103,068
Canada | Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	2,371	2,403
Canada | Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	10,849	12,792
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	9,831	31,679
Australia | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Australia | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	9,831	31,679
Australia | Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Australia | Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	24,171	40,767
Europe | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Europe | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	24,171	40,767
Europe | Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Europe | Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	9,833	31,967
U.S. | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
U.S. | Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	9,833	31,967
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	1,666	647
Other | Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Other | Medical
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	1,666	647
Other | Other Cannabis
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	0	0
Other | Plant Propagation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total net revenue	$ 0	$ 0

[1]	Comparative information has been adjusted due to discontinued operations see Note 11(b).